Revenue (Tables)	6 Months Ended
Jun. 30, 2026
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Summary of Revenue

	Three Months Ended June 30				Six Months Ended June 30

(in thousands)	2026		2025		2026		2025

Sales

Gold credit sales	$427,785	46%	$328,354	65%	$888,823	49%	$648,049	66%
Silver

Silver credit sales	$404,758	44%	$139,949	28%	$735,817	40%	$262,249	27%

Concentrate sales	74,000	8%	25,790	5%	169,711	9%	48,428	5%

Total silver sales	$478,758	52%	$165,739	33%	$905,528	49%	$310,677	32%

Palladium credit sales	$2,957	0%	$2,564	1%	$7,866	0%	$4,936	1%

Cobalt sales	$19,701	2%	$6,561	1%	$28,453	2%	$9,967	1%

Total sales revenue	$929,201	100%	$503,218	100%	$1,830,670	100%	$973,629	100%